Condensed Consolidating Financial Information (Statements Of Cash Flows) (Details) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:	$ 58.9	$ 134.3	$ 346.1	$ 440.7	$ 283.0
Cash flows from investing activities:
Acquisitions, net of cash acquired			(7.2)	0.0	(19.5)
Purchases of property, plant and equipment	(22.7)	(55.6)	(100.7)	(182.7)	(424.0)
Investment in unconsolidated affiliates	(0.1)	(5.5)	(12.4)	(42.0)	(108.6)
Proceeds from the sale of assets	0.0	0.8	972.7	2.7	69.1
Capital distributions from unconsolidated affiliates	10.5	0.0	14.8	9.3	0.0
Net cash provided by (used in) investing activities	(12.3)	(60.3)	867.2	(212.7)	(483.0)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,154.5	313.5	1,565.3	4,261.8	2,823.9
Principal payments on long-term debt	(1,143.7)	(286.2)	(2,536.3)	(4,113.0)	(2,696.0)
Payments on capital leases	(0.4)	(0.5)	(1.9)	(2.2)	(3.2)
Payments for debt-related deferred costs	(8.5)	(0.1)	(3.5)	(17.3)	(1.9)
Financing fees paid for early debt redemption			0.0	(13.6)	0.0
Distributions to partners	(41.8)	(95.6)	(219.8)	(171.5)	(102.5)
Net proceeds from issuance of preferred equity of subsidiary			0.0	0.0	53.9
Net proceeds from issuance of Class A preferred units			0.0	58.8	430.5
Taxes paid for unit-based compensation vesting	(3.4)	(0.6)	(0.8)	(3.8)	(3.9)
Other	(0.1)	(0.1)	0.0	(1.3)	(0.7)
Net cash provided by (used in) financing activities	(47.2)	(73.4)	(1,212.2)	(236.3)	203.6
Net change in cash	(0.6)	0.6	1.1	(8.3)	3.6
Cash at beginning of period	1.6	0.5	0.5	8.8	5.2
Cash at end of period	1.0	1.1	1.6	0.5	8.8
Crestwood Midstream Partners LP
Cash flows from operating activities:	60.0	135.7	353.8	471.8	437.3
Cash flows from investing activities:
Acquisitions, net of cash acquired			(7.2)	0.0	(19.5)
Purchases of property, plant and equipment	(22.7)	(55.6)	(100.7)	(182.7)	(421.7)
Investment in unconsolidated affiliates	(0.1)	(5.5)	(12.4)	(41.8)	(144.4)
Proceeds from the sale of assets	0.0	0.8	972.7	2.7	2.7
Capital distributions from unconsolidated affiliates	10.5	0.0	14.8	9.3	0.0
Capital contributions to consolidated affiliates	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) investing activities	(12.3)	(60.3)	867.2	(212.5)	(582.9)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,154.5	313.5	1,565.3	3,490.1	2,089.9
Principal payments on long-term debt	(1,143.7)	(286.0)	(2,536.1)	(2,960.9)	(1,950.0)
Payments on capital leases	(0.4)	(0.5)	(1.9)	(2.2)	(3.2)
Payments for debt-related deferred costs	(8.5)	(0.1)	(3.5)	(17.3)	(0.1)
Financing fees paid for early debt redemption			0.0	(13.6)	0.0
Distributions to partners	(46.9)	(101.0)	(242.8)	(819.5)	(470.5)
Contributions from parents	0.0	0.0		0.0	0.0
Net proceeds from issuance of preferred equity of subsidiary			0.0	0.0	53.9
Net proceeds from issuance of Class A preferred units			0.0	58.8	430.5
Taxes paid for unit-based compensation vesting	(3.4)	(0.6)	(0.8)	(2.1)	(1.6)
Change in intercompany balances	0.0	0.0	0.0	0.0	0.0
Other			0.0	(0.1)	(0.8)
Net cash provided by (used in) financing activities	(48.4)	(74.7)	(1,219.8)	(266.8)	148.1
Net change in cash	(0.7)	0.7	1.2	(7.5)	2.5
Cash at beginning of period	1.3	0.1	0.1	7.6	5.1
Cash at end of period	0.6	0.8	1.3	0.1	7.6
Reportable Legal Entities | Parent Company, Crestwood Midstream Partners, LP
Cash flows from operating activities:	(39.7)	(42.7)	(188.0)	(190.8)	(165.6)
Cash flows from investing activities:
Acquisitions, net of cash acquired			0.0		0.0
Purchases of property, plant and equipment	(0.1)	(0.9)	(1.7)	(0.8)	(4.3)
Investment in unconsolidated affiliates	0.0	0.0	0.0	0.0	0.0
Proceeds from the sale of assets			0.0	0.0	0.0
Capital distributions from unconsolidated affiliates	0.0	0.0	0.0	0.0
Capital contributions to consolidated affiliates	11.9	(3.7)	26.2	(31.2)	(89.5)
Net cash provided by (used in) investing activities	11.8	(4.6)	24.5	(32.0)	(93.8)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,154.5	313.5	1,565.3	3,490.1	2,089.9
Principal payments on long-term debt	(1,143.3)	(286.0)	(2,535.3)	(2,960.9)	(1,949.8)
Payments on capital leases	0.0	0.0	0.0	0.0	(1.3)
Payments for debt-related deferred costs	(8.5)	(0.1)	(3.5)	(17.3)	(0.1)
Financing fees paid for early debt redemption				(13.6)
Distributions to partners	(43.1)	(97.2)	(227.6)	(808.2)	(470.5)
Contributions from parents	0.0	0.0	0.0	0.0	0.0
Net proceeds from issuance of preferred equity of subsidiary					0.0
Net proceeds from issuance of Class A preferred units				58.8	430.5
Taxes paid for unit-based compensation vesting	0.0	0.0	0.0	0.0	0.0
Change in intercompany balances	67.6	117.8	1,365.8	474.1	161.4
Other				(0.1)	(0.8)
Net cash provided by (used in) financing activities	27.2	48.0	164.7	222.9	259.3
Net change in cash	(0.7)	0.7	1.2	0.1	(0.1)
Cash at beginning of period	1.3	0.1	0.1	0.0	0.1
Cash at end of period	0.6	0.8	1.3	0.1	0.0
Reportable Legal Entities | Guarantor Subsidiaries
Cash flows from operating activities:	94.4	172.8	502.8	650.0	602.9
Cash flows from investing activities:
Acquisitions, net of cash acquired			(7.2)		(19.5)
Purchases of property, plant and equipment	(22.6)	(54.7)	(99.0)	(181.9)	(417.4)
Investment in unconsolidated affiliates	0.0	0.0	0.0	0.0	0.0
Proceeds from the sale of assets			972.7	2.7	2.7
Capital distributions from unconsolidated affiliates	0.0		0.0	0.0
Capital contributions to consolidated affiliates	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) investing activities	(22.6)	(53.9)	866.5	(179.2)	(434.2)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	0.0	0.0	0.0	0.0	0.0
Principal payments on long-term debt	(0.4)	0.0	(0.8)	0.0	(0.2)
Payments on capital leases	(0.4)	(0.5)	(1.9)	(2.2)	(1.9)
Payments for debt-related deferred costs	0.0	0.0	0.0	0.0	0.0
Financing fees paid for early debt redemption				0.0
Distributions to partners	0.0	0.0	0.0	0.0	0.0
Contributions from parents	0.0	0.0	0.0	0.0	0.0
Net proceeds from issuance of preferred equity of subsidiary					0.0
Net proceeds from issuance of Class A preferred units				0.0	0.0
Taxes paid for unit-based compensation vesting	(3.4)	(0.6)	(0.8)	(2.1)	(1.6)
Change in intercompany balances	(67.6)	(117.8)	(1,365.8)	(474.1)	(161.4)
Other				0.0	0.0
Net cash provided by (used in) financing activities	(71.8)	(118.9)	(1,369.3)	(478.4)	(165.1)
Net change in cash	0.0	0.0	0.0	(7.6)	3.6
Cash at beginning of period	0.0	0.0	0.0	7.6	4.0
Cash at end of period	0.0	0.0	0.0	0.0	7.6
Reportable Legal Entities | Non-Guarantor Subsidiaries
Cash flows from operating activities:	5.3	5.6	39.0	12.6	0.0
Cash flows from investing activities:
Acquisitions, net of cash acquired			0.0		0.0
Purchases of property, plant and equipment	0.0	0.0	0.0	0.0	0.0
Investment in unconsolidated affiliates	(0.1)	(5.5)	(12.4)	(41.8)	(144.4)
Proceeds from the sale of assets			0.0	0.0	0.0
Capital distributions from unconsolidated affiliates	10.5	0.0	14.8	9.3
Capital contributions to consolidated affiliates	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) investing activities	10.4	(5.5)	2.4	(32.5)	(144.4)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	0.0	0.0	0.0	0.0	0.0
Principal payments on long-term debt	0.0	0.0	0.0	0.0	0.0
Payments on capital leases	0.0	0.0	0.0	0.0	0.0
Payments for debt-related deferred costs	0.0	0.0		0.0	0.0
Financing fees paid for early debt redemption				0.0
Distributions to partners	(3.8)	(3.8)	(15.2)	(11.3)
Contributions from parents	(11.9)	3.7	(26.2)	31.2	89.5
Net proceeds from issuance of preferred equity of subsidiary					53.9
Net proceeds from issuance of Class A preferred units				0.0	0.0
Taxes paid for unit-based compensation vesting	0.0	0.0	0.0	0.0	0.0
Change in intercompany balances	0.0	0.0	0.0	0.0	0.0
Other				0.0	0.0
Net cash provided by (used in) financing activities	(15.7)	(0.1)	(41.4)	19.9	143.4
Net change in cash	0.0	0.0	0.0	0.0	(1.0)
Cash at beginning of period	0.0	0.0	0.0	0.0	1.0
Cash at end of period	0.0	0.0	0.0	0.0	0.0
Eliminations
Cash flows from operating activities:	0.0	0.0	0.0	0.0	0.0
Cash flows from investing activities:
Acquisitions, net of cash acquired			0.0		0.0
Purchases of property, plant and equipment	0.0	0.0	0.0	0.0	0.0
Investment in unconsolidated affiliates	0.0	0.0	0.0	0.0	0.0
Proceeds from the sale of assets			0.0	0.0	0.0
Capital distributions from unconsolidated affiliates	0.0	0.0	0.0	0.0
Capital contributions to consolidated affiliates	(11.9)	3.7	(26.2)	31.2	89.5
Net cash provided by (used in) investing activities	(11.9)	3.7	(26.2)	31.2	89.5
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	0.0	0.0	0.0	0.0	0.0
Principal payments on long-term debt	0.0	0.0	0.0	0.0	0.0
Payments on capital leases	0.0	0.0	0.0	0.0	0.0
Payments for debt-related deferred costs	0.0	0.0	0.0	0.0	0.0
Financing fees paid for early debt redemption				0.0
Distributions to partners	0.0	0.0	0.0	0.0
Contributions from parents	11.9	(3.7)	26.2	(31.2)	(89.5)
Net proceeds from issuance of preferred equity of subsidiary					0.0
Net proceeds from issuance of Class A preferred units				0.0	0.0
Taxes paid for unit-based compensation vesting	0.0	0.0	0.0	0.0	0.0
Change in intercompany balances	0.0	0.0	0.0	0.0	0.0
Other				0.0	0.0
Net cash provided by (used in) financing activities	11.9	(3.7)	26.2	(31.2)	(89.5)
Net change in cash	0.0	0.0	0.0	0.0	0.0
Cash at beginning of period	0.0	0.0	0.0	0.0	0.0
Cash at end of period	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0